T. ROWE PRICE Retirement 2005 Fund
February 28, 2023 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/22
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/23
(Cost and value in $000s)
BOND MUTUAL FUNDS 54.1%
T. Rowe Price Funds:
Limited Duration Inflation
Focused Bond Fund  200,049 15,243 37,844 34,022,359 157,864
New Income Fund  174,685 4,995 27,627 17,843,565 144,176
International Bond Fund (USD
Hedged)  63,109 5,674 9,455 6,597,798 52,716
Emerging Markets Bond Fund  43,583 4,684 7,610 4,695,741 40,055
Dynamic Global Bond Fund  49,436 5,970 11,481 4,560,045 38,669
High Yield Fund  39,247 2,954 5,398 6,229,819 35,261
U.S. Treasury Long-Term Index
Fund  32,469 7,592 7,137 3,882,741 31,372
Floating Rate Fund  27,338 1,256 11,243 1,969,097 18,017
Total Bond Mutual Funds (Cost $587,839) 518,130
EQUITY MUTUAL FUNDS 42.0%
T. Rowe Price Funds:
Value Fund  89,542 7,378 24,786 1,741,510 66,926
Growth Stock Fund (2) 69,754 8,247 14,292 939,358 63,003
Equity Index 500 Fund  61,370 16,962 24,641 384,595 40,240
Overseas Stock Fund  37,448 5,662 7,296 2,997,213 34,408
International Value Equity Fund  38,594 2,452 9,046 2,041,964 30,017
International Stock Fund  33,062 1,832 5,384 1,700,183 29,396
Real Assets Fund  20,168 4,300 3,232 1,444,113 19,943
U.S. Large-Cap Core Fund  9,735 13,085 2,592 668,615 19,738
Mid-Cap Value Fund  18,968 2,116 2,944 519,480 15,891
Mid-Cap Growth Fund  17,158 805 2,271 167,305 15,817
U.S. Equity Research Fund  13,768 3,102 2,298 380,394 14,352
Emerging Markets Discovery
Stock Fund  14,271 1,577 2,308 1,050,519 13,089
Small-Cap Stock Fund  10,991 1,695 1,465 199,829 11,084
Emerging Markets Stock Fund  12,878 380 1,258 305,673 10,702
Small-Cap Value Fund  11,918 624 1,691 192,524 9,988
New Horizons Fund (2) 7,337 349 1,184 136,659 6,948
Total Equity Mutual Funds (Cost $329,863) 401,542
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  131 21,766 21,791 1,065 108
Total Other Mutual Funds (Cost $106) 108

T. ROWE PRICE Retirement 2005 Fund

$ Value
5/31/22
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/23
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3.9%
Money Market Funds 3.9%
T. Rowe Price U.S. Treasury
Money Fund, 4.61% (3) 9,672 62,115 34,175 37,611,610 37,612
Total Short-Term Investments (Cost $37,612) 37,612
Total Investments in Securities 100.0%
(Cost $955,420) $ 957,392
Other Assets Less Liabilities (0.0)% (445)
Net Assets 100.0% $ 956,947
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement 2005 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2023.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ 4,380 $ (5,256) $ 1,139
Emerging Markets Bond Fund  (2,118) (602) 1,879
Emerging Markets Discovery Stock Fund  (508) (451) 477
Emerging Markets Stock Fund  304 (1,298) 225
Equity Index 500 Fund  11,870 (13,451) 652
Floating Rate Fund  (791) 666 1,091
Growth Stock Fund  (3,465) (706) —
High Yield Fund  (608) (1,542) 1,859
International Bond Fund (USD Hedged)  3,051 (6,612) 1,000
International Stock Fund  (166) (114) 475
International Value Equity Fund  1,218 (1,983) 1,226
Limited Duration Inflation Focused Bond Fund  794 (19,584) 11,728
Mid-Cap Growth Fund  246 125 50
Mid-Cap Value Fund  2,438 (2,249) 250
New Horizons Fund  69 446 —
New Income Fund  (3,124) (7,877) 3,889
Overseas Stock Fund  225 (1,406) 1,064
Real Assets Fund  (327) (1,293) 551
Small-Cap Stock Fund  417 (137) 88
Small-Cap Value Fund  911 (863) 116
Transition Fund  106 2 17
U.S. Equity Research Fund  (317) (220) 188
U.S. Large-Cap Core Fund  330 (490) 176
U.S. Treasury Long-Term Index Fund  (2,707) (1,552) 762
Value Fund  1,047 (5,208) 1,418
U.S. Treasury Money Fund, 4.61% — — 731
Totals $ 13,275# $ (71,655) $ 31,051+
# Capital gain distributions from underlying Price funds represented $21,440 of the net realized gain (loss).
+ Investment income comprised $31,051 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement 2005 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement 2005 Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the New York
Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its
Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Retirement 2005 Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On February 28, 2023, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F155-054Q3 02/23